Refund liabilities - Narrative (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities	€ 39,941	€ 143,085		€ 254,582
Trade receivables	41,645	23,912
Non-current refund liabilities	6,303	6,635
Additions, refund liability	465	52,012
Pfizer Inc. | Lyme VLA15 | Amended Collaboration and License agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities	33,100	135,500
Trade receivables	10,700	4,600
Additions, refund liability		24,500	$ 25
GSK | Supply agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities	€ 6,500	6,600
Non-current refund liabilities		6,600
UK Authority
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from royalty obligation		169,200
UK Authority | COVID VLA2001 | Vaccine supply agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities				€ 166,900
Revenue from royalty obligation		89,200
Revenue from CAPEX obligation		€ 80,000